PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net	$ 8,335,867	$ 6,025,421
Under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment - net	$ 1,946,048	$ 2,439,710